PREPAID EXPENSES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2024
PREPAID EXPENSES AND OTHER ASSETS
PREPAID EXPENSES AND OTHER ASSETS
17	PREPAID EXPENSES AND OTHER ASSETS

Prepaid expenses and other assets comprises:

	As at	As at
	December 31,	December 31,
	2024	2023
Prepayments	1,395	1,200
Deposits	99	83
Other assets	1,130	372
Prepaid expenses and other assets	2,624	1,655